Summary of Significant Accounting Policies - Summary of Exchange Rates Used to Translate Financial Statements into USD from Euros (Details) - EUR per USD	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
PERIOD END	0.88	0.81	0.89
AVERAGE FOR PERIOD	0.85	0.88	0.89
BEGINNING OF PERIOD	0.81	0.89	0.88
LOW	0.81	0.81	0.87
HIGH	0.89	0.93	0.92